Commitments and contingencies (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Purchase commitments
Purchase commitment	¥ 166,421
Less than one year	159,754
1-2 Years	6,667
2-3 Years	0
3-5 Years	0
Over 5 Years	0
Capital commitments
Total	45,305
Less than one year	45,305
1-2 Years	0
2-3 Years	0
3-5 Years	0
Over 5 Years	¥ 0